INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Joint Venture Loan Receivable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures [line items]
Opening balance	$ 148	$ 0
Repayments	(149)	0	$ 0
Closing balance	260	148	0
Kibali | Loans and receivables, category
Disclosure of joint ventures [line items]
Opening balance	506	0
Increase by way of dividend in specie	70	506
Repayments	(149)	0
Interest accrued	36	0
Closing balance	463	506	$ 0
Joint ventures | Kibali
Disclosure of joint ventures [line items]
Increase by way of dividend in specie	$ 70	$ 506
Interest rate (in percent)	7.675%	7.875%
Current receivables due from related parties	$ 260	$ 148
Long-term loan advanced to related parties	$ 203	$ 358